PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2024	2025
Building	$4,717,355	$4,501,902
Machinery and equipment	2,576,389	2,700,146
Vehicle	63,002	76,482
Office equipment	72,262	74,810
Property, plant and equipment, gross	7,429,008	7,353,340
Less: accumulated depreciation	(2,334,463)	(2,846,104)
Property, plant and equipment, net	$5,094,545	$4,507,236

For the years ended December 31, 2023, 2024 and 2025, depreciation expenses amounted to US$348,485, US$459,116 and US$519,864, respectively.